UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Springbank Value Partners, L.P.
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   Address:      366 Broadway
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                 5th Fl.
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                 New York, NY 10013
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Form 13F File Number: 28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy Curro
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Title:   Managing Member of G.P.
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Phone:   631-728-1078
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Signature, Place, and Date of Signing:

   /s/ Timothy Curro                     New York, NY       5/15/11
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           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

SEC13F.LNS             SPRINGBANK VALUE PARTNERS, L.P.

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 3/31/11
                              RUN DATE: 3/31/11

Report Summary:

Number of Other Included Managers:                         0
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Form 13F Information Table Entry Total:                   27
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Form 13F Information Table Value Total:           $71,498
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

    FORM 13F INFORMATION TABLE

 COLUMN 1                         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5           COLUMN 6      COLUMN 7   COLUMN 8
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ---------
                                  TITLE OF                VALUE      SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VTNG ATH
 NAME OF ISSUER                   CLASS       CUSIP       (x$1000)   PRN AMT   PRN CALL  DISCRETION    MANAGERS   SOLE
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ---------
 ACXIOM CORP                      COM         005125109       2,973   207,210                 SOLE          0      207,210
 APPLIED INDUSTRIAL TECH INC      COM         03820C105       1,164    35,000                 SOLE          0       35,000
 CIMAREX ENERGY                   COM         171798101       2,362    20,500                 SOLE          0       20,500
 COHERENT INC                     COM         192479103       3,595    61,864                 SOLE          0       61,864
 CSG SYS INTL INC                 COM         126349109       6,378   319,846                 SOLE          0      319,846
 CUBIC CORP                       COM         229669106         460     8,000                 SOLE          0        8,000
 CYMER INC                        COM         232572107          57     1,000                 SOLE          0        1,000
 DREW INDUSTRIES INC              COM         26168L205          65     2,900                 SOLE          0        2,900
 EMCOR GROUP INC                  COM         29084Q100       3,158   101,970                 SOLE          0      101,970
 FEI COMPANY                      COM         30241L109         641    19,000                 SOLE          0       19,000
 GLOBAL PAYMENTS INC              COM         37940X102       6,707   137,100                 SOLE          0      137,100
 INSPERITY INC                    COM         45778Q107       2,306    75,900                 SOLE          0       75,900
 KAYDON CORP                      COM         486587108       5,346   136,400                 SOLE          0      136,400
 LHC GROUP INC                    COM         50187A107       3,734   124,450                 SOLE          0      124,450
 MKS INSTRUMENTS INC              COM         55306N104       4,894   146,960                 SOLE          0      146,960
 MSC INDUSTRIAL DIRECT CO-A       COM         553530106       2,842    41,500                 SOLE          0       41,500
 ORION MARINE GROUP INC           COM         68628V308         236    22,000                 SOLE          0       22,000
 PHARMACEUTICAL PROD DEV INC      COM         717124101       4,593   165,800                 SOLE          0      165,800
 ROLLINS INC                      COM         775711104       2,601   128,137                 SOLE          0      128,137
 SYKES ENTERPRISES INC            COM         871237103       1,774    89,726                 SOLE          0       89,726
 THOR INDUSTRIES                  COM         885160101       1,618    48,500                 SOLE          0       48,500
 TOTAL SYSTEM SERVICES INC        COM         891906109       2,577   143,000                 SOLE          0      143,000
 TUDOR PERINI CORP                COM         713839108       2,794   114,700                 SOLE          0      114,700
 VARIAN SEMICONDUCTOR EQPT ASSOC  COM         922207105         195     4,000                 SOLE          0        4,000
 WABTEC CORP                      COM         929740108       7,755   114,329                 SOLE          0      114,329
 WD-40 COMPANY                    COM         929236107         597    14,100                 SOLE          0       14,100
 ZEBRA TECHNOLOGIES CORP-CL A     COM         989207105          78     2,000                 SOLE          0        2,000
